o 192 P-4

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                     FRANKLIN REAL ESTATE SECURITIES FUND
                            DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Management" on page 12 is replaced with the following:

[Insert graphic of briefcase]  MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $233 billion in assets.

The fund's portfolio managers are:

DOUGLAS BARTON CFA, VICE PRESIDENT OF ADVISERS
Mr. Barton has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1988.

SAM KERNER, PORTFOLIO MANAGER OF ADVISERS
Mr. Kerner has been a manager of the Fund since April 2000. He joined the Franklin Templeton Group in 1996.

The fund pays Advisers a fee for managing the fund's assets. For the fiscal year ended April 30, 1999, the fund paid 0.51% of its average net assets to the manager for its services.

III. The section "Sales charge waivers" on page 20 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Plan Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

IV. The section "Minimum investments" on page 20 is replaced with the following:

MINIMUM INVESTMENTS
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                                            INITIAL     ADDITIONAL
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Regular accounts                            $1,000          $50
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Automatic investment plans               $50 ($25 for    $50 ($25
                                         an Education     for an
                                             IRA)        Education
                                                           IRA)
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UGMA/UTMA accounts                           $100           $50
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Retirement accounts
--------------------------------------------------------------------
(other than IRAs, IRA rollovers,          no minimum    no minimum
Education IRAs or Roth IRAs)
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IRAs, IRA rollovers, Education IRAs or       $250           $50
Roth IRAs
--------------------------------------------------------------------
Broker-dealer sponsored wrap account         $250           $50
programs
--------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
--------------------------------------------------------------------
Franklin Templeton entities, and their       $100           $50
immediate family members
--------------------------------------------------------------------
 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

V. The section "Account Application" on page 21 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 22). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VI. Effective July 3, 2000, the following is added to the section "Buying shares" on page 21:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
                        account with your      please make sure we
BY PHONE                bank account           have your bank
                        information on file,   account information
(Up to $100,000 per     you may open a new     on file. If we do not
day)                    account by phone. The  have this
1-800/632-2301          accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and Fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

VII. The section "Automatic Investment Plan" on page 22 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.
If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VIII. The section "Telephone Privileges" on page 23 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

IX. In the Selling Shares table on page 26 the section "By Wire" is replaced with the following:

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[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
                                    bank account. See the policies
BY ELECTRONIC FUNDS TRANSFER (ACH)  above for selling shares by mail or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    ownership of the bank and fund
                                    accounts is different.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

X. The section "Statements and reports" on page 27 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XI. The section "Dealer compensation" on page 29 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                     Class A        Class B      Class C
------------------------------------ -------------- ------------ -------------
Commission (%)                       ---            4.00         2.00
Investment under $50,000             5.00           ---          ---
$50,000 but under $100,000           3.75           ---          ---
$100,000 but under $250,000          2.80           ---          ---
$250,000 but under $500,000          2.00           ---          ---
$500,000 but under $1 million        1.60           ---          ---
$1 million or more             up to 1.00 1         ---          ---
12b-1 fee to dealer                  0.25           0.25 2       1.00 3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.